Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000130431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000130431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000130431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130431 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130431 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130431 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130431 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130431 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130431 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130431 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130431 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130431 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130431 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130431 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130431 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130431 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130431 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130431 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130431 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130431 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	24.90%
C000130431 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000130431 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(86.90%)
C000130431 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(36.00%)
C000130431 [Member] | Equity Total Return Swap Paid Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(28.40%)
C000130431 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000130431 [Member] | Interest Rate Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[1]
C000130431 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
C000130431 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.00%
C000130431 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
C000130431 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	30.10%
C000130431 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	32.40%
C000130431 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	36.50%
C000130431 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	89.00%
C000130431 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	11.10%
C000088315 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000088315 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000088315 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088315 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088315 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088315 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088315 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088315 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088315 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088315 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088315 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088315 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088315 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088315 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088315 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088315 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088315 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088315 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088315 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088315 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	24.90%
C000088315 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000088315 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(86.90%)
C000088315 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(36.00%)
C000088315 [Member] | Equity Total Return Swap Paid Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(28.40%)
C000088315 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000088315 [Member] | Interest Rate Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
C000088315 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
C000088315 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.00%
C000088315 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
C000088315 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	30.10%
C000088315 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	32.40%
C000088315 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	36.50%
C000088315 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	89.00%
C000088315 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	11.10%
C000088314 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000088314 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000088314 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088314 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088314 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088314 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088314 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088314 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088314 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088314 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088314 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088314 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088314 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088314 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088314 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088314 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088314 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088314 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088314 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088314 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	24.90%
C000088314 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000088314 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(86.90%)
C000088314 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(36.00%)
C000088314 [Member] | Equity Total Return Swap Paid Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(28.40%)
C000088314 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000088314 [Member] | Interest Rate Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[3]
C000088314 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
C000088314 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.00%
C000088314 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
C000088314 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	30.10%
C000088314 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	32.40%
C000088314 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	36.50%
C000088314 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	89.00%
C000088314 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	11.10%
C000088313 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000088313 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000088313 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088313 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088313 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088313 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088313 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088313 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088313 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088313 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088313 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088313 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088313 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088313 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088313 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088313 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088313 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088313 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088313 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088313 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	24.90%
C000088313 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000088313 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(86.90%)
C000088313 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(36.00%)
C000088313 [Member] | Equity Total Return Swap Paid Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(28.40%)
C000088313 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.20%)
C000088313 [Member] | Interest Rate Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[4]
C000088313 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
C000088313 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	10.00%
C000088313 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
C000088313 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	30.10%
C000088313 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	32.40%
C000088313 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	36.50%
C000088313 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	89.00%
C000088313 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	11.10%

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.
[3]	Amount represents less than .1%.
[4]	Amount represents less than .1%.